Leases (Tables)	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
Schedule of Lease Balances

The following table presents the lease balances within the Consolidated Balance Sheet as of December 31, 2025 and 2024:

	Classification on the Balance Sheet	Year ended December 31, 2025
Assets:
Operating lease assets	Operating lease right of use assets, net	926
Liabilities:
current
Operating lease liabilities	Operating lease liabilities, current	251
Long term
Operating lease liabilities	Operating lease liabilities, non-current	768

Remaining Lease Term
Vehicles		0.46 - 3.84 years
Facilities rent		0.75 - 8.59 years

Weighted Average Discount Rate
Vehicles		6.02%
Facilities rent		6.07%
	Classification on the Balance Sheet	Year ended December 31, 2024
Assets:
Operating lease assets	Operating lease right of use assets, net	779
Liabilities:
current
Operating lease liabilities	Operating lease liabilities, current	176
Long term
Operating lease liabilities	Operating lease liabilities, non-current	576

Remaining Lease Term
Vehicles		0.33 - 1.75 years
Facilities rent		0.76 - 9.59 years

Weighted Average Discount Rate
Vehicles		3.39%
Facilities rent		5.67%

Schedule of Future Minimum Lease Payments

The following table reconciles the undiscounted future minimum lease payments (displayed by year and in the aggregate) under non-cancelable operating leases with terms of more than one year to the total operating lease liabilities recognized on our Consolidated Balance Sheet as of December 31, 2025:

2026	305
2027	233
2028	197
2029	125
2030	79
2031 - 2034	312
1,251
Less: imputed interest	(232)
Present value of lease liabilities	1,019